Summary of Significant Accounting Policies - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Assets and Liabilities
Revenue recognized from beginning contract liability balance	$ 100	$ 100
Accounts receivable, net	2,633	2,918
Contract assets	233	1,219
Contract liabilities	$ 2,595	$ 175